Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of inventories

The Company’s inventories as of December 31, 2021 and 2020 were as follows:

(in thousands)	December 31, 2021	December 31, 2020
Oral drug inventory	$1,484	$1,414
IV drug inventory	4,954	2,940
Total	$6,438	$4,354